UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(formerly, Aquila Rocky Mountain Equity Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND†
SCHEDULE OF INVESTMENTS
September 30, 2010
(unaudited)

		Market
Shares	Common Stocks (94.5%)	Value	(a)

	Basic Industry (14.3%)
2,000	Freeport-McMoRan Copper & Gold, Inc.	$170,780
20,000	Knight Transportation, Inc.	386,600
2,000	Newmont Mining Corp.	125,620
4,000	Republic Services, Inc. (Class A)	121,960
12,000	SkyWest, Inc.	167,520
		972,480

	Business Services (5.5%)
2,000	IHS, Inc. (Class A)+	136,000
12,000	RightNow Technologies, Inc.+	236,400
		372,400

	Capital Spending (3.8%)
5,000	Dynamic Materials Corp.	75,550
12,000	Mobile Mini, Inc.+	184,080
		259,630

	Consumer Cyclicals (1.3%)
3,000	M.D.C. Holdings, Inc.	87,090

	Consumer Services (8.1%)
6,000	Dish Network Corp. (Series A)	114,960
5,000	Liberty Media Interactive (Series A)+	68,550
6,000	PetSmart, Inc.	210,000
5,000	Pinnacle Entertainment, Inc.+	55,750
12,000	Shuffle Master, Inc.+	100,920
		550,180

	Consumer Staples (0.8%)
6,000	Rocky Mountain Chocolate Factory, Inc.	56,880

	Energy (9.7%)
4,000	Bill Barrett Corp.+	144,000
4,000	Cimarex Energy Co.	264,720
6,000	QEP Resources, Inc.	180,840
4,000	Questar Corp.	70,120
		659,680

	Financial (10.6%)
14,000	Glacier Bancorp, Inc.	204,400
28,000	Janus Capital Group, Inc.	306,600
12,000	Western Union Co.	212,040
		723,040

	Health Care (19.1%)
20,000	Array BioPharma, Inc.+	64,600
15,000	AspenBio Pharma, Inc.+	7,650
8,000	Medicis Pharmaceutical Corp. (Class A)	237,200
20,000	Merit Medical Systems, Inc.+	317,800
14,000	Providence Service Corp.+	229,460
30,000	Spectranetics Corp.+	162,600
7,000	USANA Health Services, Inc.+	282,520
		1,301,830

	Technology (21.3%)
16,000	Avnet, Inc.+		432,160
46,000	CIBER, Inc.+		138,460
12,000	JDA Software Group, Inc.+		304,320
14,000	Microchip Technology, Inc.		440,300
6,000	Micron Technology, Inc.+		43,260
25,000	Ramtron International Corp.+		92,500
			1,451,000

	Total Investments (cost $5,439,633*)	94.5%	6,434,210
	Other assets less liabilities	5.5	377,757
	Net Assets	100.0%	$6,811,967

Percent of
Portfolio Distribution	Portfolio
Rocky Mountain Region
Arizona	42.2%
Colorado	34.8
Idaho	0.7
Montana	6.9
Nevada	2.4
Utah	13.0
100.0%

* Cost for Federal income tax and financial reporting purposes is identical.

+ Non-income producing security.

† On October 8, 2010, shareholders of Aquila Rocky Mountain Equity Fund voted to approve changes to the sub-adviser and investment strategy of the Fund.

On October 15, 2010, the former Aquila Rocky Mountain Equity Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as sub-adviser, and an investment strategy that differs meaningfully from the strategy pursued by the Fund as Aquila Rocky Mountain Equity Fund.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
AQUILA ROCKY MOUNTAIN EQUITY FUND
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,439,633 amounted to $994,577, which consisted of aggregate gross unrealized appreciation of $2,072,263 and aggregate gross unrealized depreciation of $1,077,686.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$6,434,210
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$6,434,210

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND (formerly, Aquila Rocky Mountain Equity Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 26, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 26, 2010